Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2014	2015

Prepayment for share repurchase (i)	$104,201	$173,011
Prepaid expenses and other receivables	46,266	42,201
Advance to suppliers	34,238	88,513
Prepayment related to investments (ii)	29,704	47,763
Deferred issuance cost of Convertible Senior Notes	-	21,687
Interest receivable	5,314	6,175
Receivables related to share options (iii)	1,473	3,102

Prepaid expenses and other current assets	$221,196	$382,452

(i)	The board of directors of the Group approved a $200,000 share repurchase program in October 2014. This program was completed in February 2015. In March 2015, the Group authorized the repurchase of up to additional $200,000 of the Company's American Depositary Shares. The Group prepaid $104,201 and $173,011 for the repurchase of shares as of December 31, 2014 and 2015, respectively.

(ii)	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.

(iii)	Amount represents the exercise cost to be received by the Group from a trading institution after the Group's employees exercised their stock options through such institution.

(iv)	The Group provided the amount of $nil and $10,581 of doubtful accounts of prepaid expenses and other current assets for the year ended December 31, 2014 and 2015, respectively.